UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Abbott
Title:   Vice President - Investments
Phone:   573-214-4418

Signature, Place, and Date of Signing:


David Abbott              Columbia, MO         April 25, 2013
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           50
Form 13F Information Table Value Total:     $346,337
                                         (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                          TITLE
                                            OF                    VALUE    SHRS OR          INVESTMENT       VOTING AUTHORITY
NAME OF ISSUER                            CLASS       CUSIP      (X$1000)  PRN AMT  SH/ PRN DISCRETION  SOLE SHARED NONE
BERKSHIRE HATHAWAY                         COM      084670108     15,784      101      SH       SOLE                   101
INTERNATIONAL BUSINESS MACHINE             COM      459200101     15,422    72,300     SH       SOLE                 72,300
PEPSICO INCORPORATED                       COM      713448108     14,076    177,930    SH       SOLE                 177,930
UNION PACIFIC CORPORATION                  COM      907818108     11,863    83,300     SH       SOLE                 83,300
ROYAL DUTCH SHELL PLC - ADR A              ADR      780259206     11,395    174,880    SH       SOLE                 174,880
PROCTER & GAMBLE CO                        COM      742718109     10,795    140,090    SH       SOLE                 140,090
3M COMPANY                                 COM      88579Y101     10,746    101,080    SH       SOLE                 101,080
EXXON MOBIL CORPORATION                    COM      30231G102     9,701     107,652    SH       SOLE                 107,652
WAL-MART STORES                            COM      931142103     9,656     129,042    SH       SOLE                 129,042
JM SMUCKER CO                              COM      832696405     9,630     97,120     SH       SOLE                 97,120
VISA INC/A                                 COM      92826C839     9,513     56,010     SH       SOLE                 56,010
SCHLUMBERGER LTD                           COM      806857108     9,298     124,160    SH       SOLE                 124,160
ORACLE CORP                                COM      68389X105     9,226     285,380    SH       SOLE                 285,380
CATERPILLAR TRACTOR CO                     COM      149123101     8,201     94,300     SH       SOLE                 94,300
GENERAL ELECTRIC COMPANY                   COM      369604103     8,173     353,490    SH       SOLE                 353,490
PHILIP MORRIS INTERNATIONAL                COM      718172109     7,956     85,820     SH       SOLE                 85,820
COVIDIEN LTD                               COM      G2554F113     7,791     114,850    SH       SOLE                 114,850
PFIZER INC                                 COM      717081103     7,778     269,500    SH       SOLE                 269,500
EMERSON ELECTRIC CO                        COM      291011104     7,653     136,970    SH       SOLE                 136,970
VERISK ANALYTICS INC - CLASS A             COM      92345Y106     7,259     117,800    SH       SOLE                 117,800
ILLINOIS TOOL WORKS                        COM      452308109     7,064     115,920    SH       SOLE                 115,920
LOWE'S CORP                                COM      548661107     6,936     182,900    SH       SOLE                 182,900
BHP BILLITON LTD - SPON ADR                ADR      088606108     6,913     101,030    SH       SOLE                 101,030
AMETEK INC                                 COM      031100100     6,534     150,685    SH       SOLE                 150,685
PRAXAIR INC                                COM      74005P104     6,485     58,140     SH       SOLE                 58,140
MEAD JOHNSON NUTRITION CO                  COM      582839106     6,361     82,130     SH       SOLE                 82,130
MERCK & CO.                                COM      58933Y105     5,942     134,440    SH       SOLE                 134,440
AMERICAN EXPRESS COMPANY                   COM      025816109     5,683     84,240     SH       SOLE                 84,240
HSBC HOLDINGS PLC-SPONS ADR                ADR      404280406     5,604     105,060    SH       SOLE                 105,060
FRANKLIN RESOURCES                         COM      354613101     5,560     36,870     SH       SOLE                 36,870
INTEL CORP                                 COM      458140100     5,538     253,650    SH       SOLE                 253,650
FLOWSERVE CORP                             COM      34354P105     5,342     31,850     SH       SOLE                 31,850
TARGET CORP                                COM      87612E106     5,233     76,450     SH       SOLE                 76,450
EXPRESS SCRIPTS HOLDING CO                 COM      30219G108     5,224     90,662     SH       SOLE                 90,662
CME GROUP INC                              COM      12572Q105     5,165     84,100     SH       SOLE                 84,100
ENBRIDGE INC.                              COM      29250N105     5,078     109,120    SH       SOLE                 109,120
ENSCO PLC-CL A                             COM      G3157S106     5,046     84,100     SH       SOLE                 84,100
ECOLAB INC                                 COM      278865100     4,988     62,214     SH       SOLE                 62,214
CISCO SYSTEMS INC                          COM      17275R102     4,902     234,600    SH       SOLE                 234,600
YUM BRANDS INC                             COM      988498101     4,749     66,020     SH       SOLE                 66,020
ABBVIE INC                                 COM      00287Y109     4,164     102,100    SH       SOLE                 102,100
KOHL'S CORP                                COM      500255104     3,921     85,000     SH       SOLE                 85,000
ABBOTT LABS                                COM      002824100     3,606     102,100    SH       SOLE                 102,100
BP P.L.C.                                  ADR      055622104     3,358     79,300     SH       SOLE                 79,300
SPECTRA ENERGY CORP                        COM      847560109     3,355     109,120    SH       SOLE                 109,120
AVON PRODUCTS                              COM      054303102     3,238     156,180    SH       SOLE                 156,180
ITC HOLDINGS CORP                          COM      465685105     3,214     36,010     SH       SOLE                 36,010
HOSPIRA INC                                COM      441060100     2,912     88,700     SH       SOLE                 88,700
TEVA PHARMACEUTICAL INDUSTRIES LTD         ADR      881624209     1,750     44,100     SH       SOLE                 44,100
BERKSHIRE HATHAWAY INC-CL B                COM      084670702      554       5,320     SH       SOLE                  5,320


GRAND TOTALS                                                     346,337   5,673,886

